Share Capital - Summary of Share-based Compensation Recorded for Each Type of Award (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 1,866	$ 570	$ 3,286	$ 3,251
Stock options
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	868	347	1,756	1,157
Restricted Share Units
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	643	0	987	0
Deferred Share Units
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 355	$ 223	$ 543	$ 2,094